Equity-based Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Equity-based Arrangements

Note 17 — Equity-based Arrangements

The Company has granted various equity-based awards to its employees and board members as described below. The Company issues, authorized but unissued shares, for the settlement of equity-based awards.

2020 Equity Plan

On August 4, 2020, the Company adopted the 2020 Equity Plan with the intent to encourage and retain certain of the Company’s senior employees, as well as board members. Pursuant to the 2020 Equity Plan, senior employees may receive up to 7,465 of Class A restricted stock units (“RSUs”) subject to time-based vesting and the occurrence of a liquidity event while board members may receive up to 300 Class A RSUs subject to time-based vesting. The awards were granted on August 4, 2020 and generally vest ratably over a three-year service period on each successive August 4th. The grant date fair value for the RSUs under the 2020 Equity Plan was approximately $5.8 million.

On May 9, 2021, the Company announced the acceleration of 1,372 performance-based RSUs that the Board previously granted which covered shares of the Company’s Class A common stock pursuant to the Company’s 2020 Equity Plan. The liquidity requirement of the accelerated of RSU’s was removed per the Board approval on August 19, 2021. The acceleration of RSUs became effective immediately prior to the Business Combination. During the three months ended September 30, 2021, the Company recognized $1.0 million of equity-based compensation expense related to acceleration of RSUs pursuant to the 2020 Equity Plan.

On May 9, 2021 and August 16, 2021, the Company entered into RSU cancellation agreements with existing shareholders, cancelling a total of 4,921 RSUs. The RSU cancellation agreements were effective immediately prior to the Business Combination. Additionally, the remaining 1,472 RSUs were forfeited.

Additionally, during the three months ended September 30, 2021, the Company granted additional fully vested stock awards covering shares of Class A common stock pursuant to the 2020 Equity Incentive Plan. The compensation expense related to this award recognized during the three months ended September 30, 2021 was $5.5 million.

Expense during the three and nine months ended September 30, 2020 related to board members’ RSUs pursuant to the 2020 Equity Incentive Plan was $0.1 million and $0.2 million, respectively.

AgileThought, LLC PIP

In connection with the AgileThought, LLC acquisition in July 2019, the Company offered a performance incentive plan (“AT PIP”) to key AgileThought, LLC employees. Pursuant to the AT PIP, participants may receive up to an aggregate of 3,150 Class A shares based on the achievement of certain EBITDA -based performance metrics during each of the fiscal years as follows: up to 1,050 shares for 2020, up to 1,050 shares for 2021, and up to 1,050 shares for 2022. The EBITDA-based performance metric was not met in 2020 and the related awards were cancelled. The remaining AT PIP will be paid to the participants as follows:

Performance incentive 2021: 50% within the first 60 days of calendar year 2022; and the remaining 50% within the first 60 days of calendar year 2023

Performance incentive 2022: 50% within the first 60 days of calendar year 2023; and the remaining 50% within the first 60 days of calendar year 2024.

Participants do not begin to vest in the performance share units (“PSUs”) granted under the AT PIP until January 1, 2020. In order to qualify for payment, the Participant: (a) has to be actively employed by the Company or one of its affiliates, and (b) has to not have breached any of his or her noncompetition covenants in the definitive documents. During the three and nine months ended September 30, 2021 and 2020, the Company did not recognize any equity-based compensation expense related to this plan as performance metrics were not probable of being achieved. The grant date fair value for the PSUs under the AT PIP was approximately $1.2 million.

4th Source Performance Incentive Plan

On November 15, 2018, the Company acquired 4th Source and offered shares to key 4th Source employees under a Performance Incentive Plan (“the 4th Source PIP”).

Pursuant to the 4th Source PIP, participants may receive up to an aggregate of 8,394 shares based on the achievement of certain EBITDA-based performance metrics during each of the fiscal years as follows: up to 3,222 shares for 2018, up to 4,528 shares for 2019, and up to 644 shares for 2020. The EBITDA-based performance metric was not met in 2020 and the related PSUs were cancelled. As of September 30, 2021 the 4th Source PIP has been cancelled.

The grant date fair value for the PSUs was approximately $2.9 million. The Company estimated the fair value of the awards that are subject to service-based vesting requirements and performance vesting requirements, based upon our common shares’ fair value, as of the grant dates.

AgileThought Inc. Management Performance Share Plan

In 2018, the Company adopted the Management Performance Share Plan, which provides for the issuance of PSUs. These awards representing an aggregate of 1,232 Class A shares vest upon the occurrence of a liquidity event, attainment of certain performance metrics and service-based vesting criteria. On May 9, 2021 and August 16, 2021, the Company entered into RSU cancellation agreements with existing shareholders, cancelling a total of 1,232 RSUs pursuant to the 2018 AN Management Compensation Plan. The RSU cancellation agreements were effective immediately prior to the Business Combination.

2017 AN Management Stock Compensation Plan

On May 9, 2021 and August 16, 2021, the Company entered into RSU cancellation agreements with existing shareholders, cancelling a total of 1,880 RSUs pursuant to the 2017 AN Management Compensation Plan. The RSU cancellation agreements were effective immediately prior to the Business Combination.

The following table summarizes all of our equity-based awards activity for the plans described above:

	Number of Awards	Weighted Average Grant Date Fair Value
Awards outstanding as of December 31, 2020	20,127	$577.18
Awards granted	—	—
Awards forfeited/cancelled	(17,255)	569.80
Awards vested	(1,372)	745.92
Awards outstanding as of September 30, 2021	1,500	$389.00

Awards vested as of September 30, 2021	1,372	$745.92
Awards unvested as of September 30, 2021	1,500	$389.00

As of September 30, 2021, the Company had $0.6 million of unrecognized stock-based compensation expense related to the AT PIP. The unrecognized stock-based compensation expense related to the AT PIP is expected to be recognized over a weighted-average period of 0.8 years.

Note 17 — Equity-based Arrangements

The Company has granted various equity-based awards to its employees and board members as described below. The Company issues, authorized but unissued shares, for the settlement of equity-based awards.

2020 Equity Plan

On August 4, 2020, the Company adopted the 2020 Equity Plan with the intent to encourage and retain certain of the Company’s senior employees, as well as board members. Pursuant to the 2020 Equity Plan, senior employees may receive up to 7,746 of Class A restricted stock units (RSUs) subject to time-based vesting and the occurrence of a liquidity event while board members may receive up to 300 Class A RSUs subject to time-based vesting. The awards were granted on August 4, 2020 and generally vest ratably over a three-year service period on each successive August 4th. On the grant date, the Company determined the achievement of a liquidity event was not probable as it is outside of the control of the Company, and therefore has not recognized any stock compensation expense for employee RSUs as of December 31, 2020. Expense in 2020 related to board members’ RSUs was $0.2 million. The grant date fair value for the RSUs under the 2020 Equity Plan was approximately $6.0 million.

AgileThought, LLC PIP

In connection with the AgileThought, LLC acquisition in July 2019, the Company offered a performance incentive plan (“AT PIP”) to key AgileThought, LLC employees. Pursuant to the AT PIP, participants may receive up to an aggregate of 3,150 Class A shares based on the achievement of certain EBITDA -based performance metrics during each of the fiscal years as follows: up to 1,050 shares for 2020, up to 1,050 shares for 2021, and up to 1,050 shares for 2022. The EBITDA-based performance metric was not met in 2020 and the related awards were cancelled. The remaining AT PIP will be paid to the participants as follows:

Performance incentive 2021: 50% within the first 60 days of calendar year 2022; and the remaining 50% within the first 60 days of calendar year 2023

Performance incentive 2022: 50% within the first 60 days of calendar year 2023; and the remaining 50% within the first 60 days of calendar year 2024.

Participants do not begin to vest in the PSUs granted under the AT PIP until January 1, 2020. In order to qualify for payment, the Participant has to be (a) actively employed by the Company or one of its affiliates, and (b) has not breached any of his or her noncompetition covenants in the definitive documents. In fiscal 2020, the Company did not recognize any equity-based compensation expense related to this plan as performance metrics were not achieved. The grant date fair value for the PSUs under the AT PIP was approximately $1.2 million.

4th Source Performance Incentive Plan

On November 15, 2018, the Company acquired 4th Source and offered shares to key 4th Source employees under a Performance Incentive Plan (PIP).

Pursuant to the 4th Source PIP, participants may receive up to an aggregate of 8,394 shares based on the achievement of certain EBITDA-based performance metrics during each of the fiscal years as follows: up to 3,222 shares for 2018, up to 4,528 shares for 2019, and up to 644 shares for 2020. The EBITDA-based performance metric was not met in 2020 and the related PSUs were cancelled. Shares for vested PSUs will be issued in 2021, 30 days after the issuance of 2020 audited financial statements.

In fiscal 2019 and 2018, the Company recognized approximately $1.4 million and $1.2 million, respectively, in compensation expense for these awards. There was no expense recognized in fiscal 2020.

The grant date fair value for the PSUs was approximately $2.9 million. We estimated the fair value of the awards that are subject to service-based vesting requirements and performance vesting requirements, based upon our common shares’ fair value, as of the grant dates.

AgileThought Inc. Management Performance Share Plan

In 2018, the Company adopted the Management Performance Share Plan, which provides for the issuance of PSUs. These awards representing an aggregate of 1,232 Class A shares vest upon the occurrence of a liquidity event, attainment of certain performance metrics and service-based vesting criteria. In 2018, the metrics were achieved and the Company recognized $0.4 million of expense related to this plan. During 2019, this expense was reversed as the awards were also subject to a liquidity event which was not considered probable of being met.

The following table summarizes all of our equity-based awards activity for the plans described above:

	Number of Awards	Weighted Average Grant Date Fair Value
Awards outstanding as of January 1, 2018	1,880	$358.00
Awards granted – 4th Source PIP	8,394	$348.67
Awards granted – Management Performance Share Plan	1,232	$297.63
Awards outstanding as of December 31, 2018	11,506	$345.53
Awards granted – AgileThought, LLC PIP	3,150	$389.00
Awards outstanding as of December 31, 2019	14,656	$355.79
Awards granted – 2020 Equity Plan	8,046	$745.92
Awards forfeited/cancelled – AgileThought, LLC PIP	(1,650)	$389.00
Awards forfeited/cancelled – 4th Source PIP	(644)	$348.67
Awards outstanding as of December 31, 2020	20,408	$580.61

Awards vested as of December 31, 2020	8,033	$377.45
Awards expected to vest as of December 31, 2020	1,517	$396.59

As of December 31, 2020, the Company had $6.4 million of unrecognized stock-based compensation expense related to the AT PIP and 2020 Equity Plan. The unrecognized stock-based compensation expense related to the AT PIP is expected to be recognized over a weighted-average period of 1.5 years. No stock-based compensation expense for RSUs granted to senior employees under the 2020 Equity Plan will be recognized until a liquidity event is probable.